T. Rowe Price Target 2015 Fund
T. Rowe Price<br/>Target 2015 Fund<br/><br/>Investor Class<br/><br/>I Class<br/><br/>Advisor Class<br/><br/>SUMMARY
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table.
Fees and Expenses of the Fund<br/><br/>Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Target 2015 Fund - USD ($)		Investor Class		I Class	Advisor Class
Maximum account fee	[2]	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.
[2]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (acquired funds).

Annual fund operating expenses<br/>(expenses that you pay each year as a<br/>percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Target 2015 Fund		Investor Class	I Class		Advisor Class
Management fees	[1]
Distribution and service (12b-1) fees	[1]				0.25%
Other expenses	[1]	0.19%	0.16%	[2]	0.31%
Acquired fund fees and expenses	[1]	0.41%	0.41%		0.41%
Total annual fund operating expenses	[1]	0.60%	0.57%		0.97%
Fee waiver/expense reimbursement	[1],[3]	(0.07%)	(0.11%)	[2]	(0.11%)	[4]
Total annual fund operating expenses after fee waiver/expense reimbursement	[1]	0.53%	0.46%	[2]	0.86%	[4]
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (acquired funds).
[2]	T. Rowe Price Associates, Inc., has agreed (through September 30, 2020) to pay the operating expenses of the fund’s I Class excluding interest; expenses related to borrowings, taxes, and brokerage; and nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.05% of the class’ average daily net assets. Any expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the fund’s I Class Operating Expenses are below 0.05%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; and (2) the current expense limitation on I Class Operating Expenses.
[3]	As a result of class-specific expense limitations, T. Rowe Price Associates, Inc. waived fund-level expenses ratably across all classes.
[4]	T. Rowe Price Associates, Inc., has agreed (through September 30, 2020) to waive its fees and/or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; and nonrecurring, extraordinary expenses) that would cause the class’ ratio of expenses to average daily net assets to exceed 0.86%. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund’s Board of Directors. Fees waived and expenses paid under this agreement are subject to reimbursement to T. Rowe Price Associates, Inc., by the fund whenever the class’ expense ratio is below 0.86%. However, no reimbursement will be made more than three years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price Associates, Inc., if such repayment does not cause the class’ expense ratio (after the repayment is taken into account) to exceed both: (1) the expense limitation in place at the time such amounts were waived; and (2) the class’ current expense limitation.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. The example also assumes that an expense limitation arrangement currently in place is not renewed; therefore, the figures have been adjusted to reflect fee waivers or expense reimbursements only in the periods for which the expense limitation arrangement is expected to continue. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Target 2015 Fund - USD ($)	1 year	3 years	5 years	10 years
Investor Class	54	178	321	736
I Class	47	160	296	692
Advisor Class	88	287	514	1,169

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 39.7% of the average value of its portfolio.
Investments, Risks, and Performance<br/><br/>Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund's allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2015) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who retired at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. However, if an investor retires earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund's target date.

Over time, the allocation to asset classes and funds will change according to a predetermined "glide path" shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund's asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund's potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

Target Funds Glide Path

At the target date, the fund’s allocation to stocks was approximately 42.5% of its assets. The fund’s overall exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations are referred to as “neutral” allocations because they are strategic and do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table illustrates how the portfolio is generally expected to be allocated between the asset classes and the underlying T. Rowe Price Funds that are used to represent the broad asset classes and specific sectors. The fund's overall allocation to stocks is represented by a diversified mix of U.S. and international stock funds that employ both growth and value investment approaches and consist of large-cap, mid-cap, and small-cap stocks. The fund’s overall allocation to bonds is represented by a “core” fixed income component designed to have lower overall volatility and a “diversifying” fixed income component designed to respond to a variety of market conditions and improve risk adjusted returns. The information in the table represents the neutral allocations for the fund as of October 1, 2018. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price Funds.

Target 2015 Fund
Asset Class		Sector(s)	Neutral Allocation	Fund(s)
Stocks	38.50%	U.S. Large-Cap Stocks	19.72%	Equity Index 500, Growth Stock, and/or Value
		U.S. Mid-Cap Stocks	3.08	Mid-Cap Growth, Mid-Cap Index, and/or Mid-Cap Value
		U.S. Small-Cap Stocks	2.81	New Horizons, Small-Cap Index, Small-Cap Stock, and/or Small-Cap Value
		International Developed Market Stocks	9.32	International Stock, International Value Equity, and/or Overseas Stock
		International Emerging Market Stocks	1.65	Emerging Markets Stock
		Inflation Focused Stocks	1.92	Real Assets
Bonds	61.50	Core Fixed Income	29.05	Dynamic Global Bond, International Bond (USD Hedged), and/or New Income
		Diversifying Fixed Income	32.45	Emerging Markets Bond, Floating Rate, High Yield, International Bond, Limited Duration Inflation Focused Bond, and/or U.S. Treasury Long-Term

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risks The fund's risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund's overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund's assets among the various asset classes and market sectors could cause the fund to underperform in comparison to other funds with a similar benchmark or similar investment objective.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund's share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risks Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risks Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than the overall stock market and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risks The Prices of, and the income generated by, debt instruments held by an underlying bond fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, underlying funds with longer weighted average maturities and durations carry greater interest rate risk. In recent years, the U.S. and many global markets have experienced historically low interest rates. However, interest rates have begun to rise and may continue doing so, increasing the exposure of underlying bond funds to the risks associated with rising interest rates.

Credit risks An issuer of a debt instrument held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default (a failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund’s price or yield. The fund’s exposure to credit risk is increased to the extent the fund invests in funds that hold noninvestment-grade bonds, also known as “junk” bonds. Junk bonds should be considered speculative as they carry greater risk of default and erratic price swings due, in part, to adverse changes in the credit quality of the issuer.

Liquidity risks An underlying fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an underlying fund’s ability to sell a holding at a suitable price.

International investing risks An underlying fund's investments in international securities may lose value because of adverse local, political, social, or economic developments overseas, or due to decreases in foreign currency values relative to the U.S. dollar. International securities tend to be more volatile and less liquid than investments in U.S. securities, and are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks are heightened for the underlying funds that focus on emerging markets. In addition to the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
Target 2015 Fund<br/>Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/17	3.57%	Worst Quarter	9/30/15	-3.99%
The fund’s return for the six months ended 6/30/18 was -0.17%.
The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns<br/><br/>Periods ended<br/>December 31, 2017
Average Annual Total Returns - T. Rowe Price Target 2015 Fund		1 Year	Since inception		Inception date
Investor Class		11.00%	6.32%		Aug. 20, 2013
Investor Class | Returns after taxes on distributions		9.80%	5.48%		Aug. 20, 2013
Investor Class | Returns after taxes on distributions and sale of fund shares		6.66%	4.66%		Aug. 20, 2013
I Class		11.10%	10.68%		Feb. 26, 2016
Advisor Class		10.65%	6.04%		Aug. 20, 2013
S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)		11.39%	6.71%	[1]	Aug. 20, 2013
S&P Target Date 2015 Index (reflects no deduction for fees, expenses, or taxes)			10.85%	[2]	Feb. 26, 2016
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[3]	10.43%	6.07%	[1]	Aug. 20, 2013
Combined Index Portfolio (reflects no deduction for fees, expenses, or taxes)	[3]		9.86%	[2]	Feb. 26, 2016
[1]	Return since 8/20/13.
[2]	Return since 2/26/16.
[3]	Combined Index Portfolio is a blended benchmark composed of 39.00% stocks (27.30% Russell 3000 Index and 11.70% MSCI All Country World Index ex USA), and 61.00% bonds (41.00% Bloomberg Barclays U.S. Aggregate Bond Index and 20.00% Bloomberg Barclays U.S. 1-5 Year Treasury TIPS Index). The percentages will vary over time and the indices may vary over time.

Updated performance information is available through troweprice.com.